First Trust Intermediate Duration Investment Grade Corporate ETF N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 02, 2026